UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

        /s/ Ronald  H.  Oliver     Westport, Connecticut     August 8, 2011
        ----------------------     ---------------------     --------------

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total (x$1,000):  $ 577,095

List of Included Managers:

     Andrew J. Knuth          Westport Asset Management, Inc.
     Edmund H. Nicklin, Jr.   Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name


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
              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE  SHARED    NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- --------- -------
AAR Corp.                             COM      000361105      18,759     692,468 SH       Defined    1               550,959 141,509
Amphenol Corp.                        COM      032095101         432       8,000 SH       Defined                              8,000
Anadarko Petroleum Corp.              COM      032511107         230       3,000 SH       Defined                              3,000
Arthur J. Gallagher & Company         COM      363576109       7,629     267,321 SH       Defined    1               227,321  40,000
BankUnited, Inc.                      COM      06652K103       4,430     166,900 SH       Defined                    135,500  31,400
Banner Corporation                    COM      06652V109         749      42,801 SH       Defined                     42,801
Berry Petroleum Co.                   COM      085789105       9,085     171,001 SH       Defined    1               141,001  30,000
Big Lots, Inc.                        COM      089302103      38,081   1,148,743 SH       Defined    1             1,025,718 123,025
Brown & Brown, Inc.                   COM      115236101      10,097     393,500 SH       Defined    1               258,500 135,000
CACI International, Inc.              COM      127190304       2,687      42,600 SH       Defined    1                        42,600
CVS/Caremark Corp.                    COM      126650100         377      10,020 SH       Defined                             10,020
Charles River Laboratories Int        COM      159864107       1,043      25,660 SH       Defined                     25,660
Checkpoint Systems, Inc.              COM      162825103      21,447   1,199,507 SH       Defined    1             1,058,878 140,629
Chicago Bridge & Iron Company         COM      167250109       7,632     196,200 SH       Defined    1               196,200
Columbia Banking System, Inc.         COM      197236102       2,600     150,980 SH       Defined                    150,980
Comstock Resources, Inc.              COM      205768203       7,258     252,089 SH       Defined    1               252,089
Con-way Inc.                          COM      205944101       1,506      38,800 SH       Defined                     38,800
Darden Restaurants, Inc.              COM      237194105       5,623     113,000 SH       Defined    1               113,000
DeVry, Inc.                           COM      251893103      32,267     545,699 SH       Defined    1               497,099  48,600
Devon Energy Corp.                    COM      25179M103       9,991     126,776 SH       Defined                    126,776
FEI Company                           COM      30241L109      12,044     315,363 SH       Defined    1               315,363
Fairchild Semiconductor Corp.         COM      303726103       1,947     116,500 SH       Defined                    116,500
Forest Oil Corp.                      COM      346091705       4,545     170,172 SH       Defined    1               137,688  32,484
Gaylord Entertainment Company         COM      367905106       2,746      91,532 SH       Defined                     91,532
General Communication, Inc. -         COM      369385109      10,729     888,868 SH       Defined    1               502,153 386,715
Haynes International, Inc.            COM      420877201         892      14,400 SH       Defined    1                14,400
ITT Educational Services, Inc.        COM      45068B109      19,094     244,043 SH       Defined    1               217,943  26,100
JDA Software Group, Inc.              COM      46612K108         618      20,000 SH       Defined    1                        20,000
Jack Henry & Associates, Inc.         COM      426281101       6,302     210,000 SH       Defined    1               110,000 100,000
John Wiley & Sons, Inc.               COM      968223206         572      11,000 SH       Defined                     11,000
KBR, Inc.                             COM      48242W106       9,162     243,100 SH       Defined    1               173,100  70,000
Kinetic Concepts, Inc.                COM      49460W208       8,696     150,900 SH       Defined    1                72,900  78,000
Landstar System, Inc.                 COM      515098101         818      17,609 SH       Defined    1                17,609
Lincare Holdings, Inc.                COM      532791100       2,342      80,000 SH       Defined    1                        80,000
Nat.West.Life Ins.                    COM      638522102      24,275     152,223 SH       Defined    1               142,823   9,400
North Valley Bancorp                  COM      66304M204         330      31,777 SH       Defined                     17,917  13,860
Orient Express Hotels Ltd. - C        COM      G67743107      14,612   1,359,294 SH       Defined    1             1,176,594 182,700
Owens & Minor, Inc.                   COM      690732102      21,857     633,717 SH       Defined                    602,517  31,200
Pall Corp.                            COM      696429307         281       5,000 SH       Defined                              5,000
Parametric Technology Corp.           COM      699173209       6,384     278,396 SH       Defined    1               134,520 143,876
Parker Drilling                       COM      701081101         834     142,500 SH       Defined    1                       142,500
People's United Financial, Inc        COM      712704105         197      14,647 SH       Defined                     14,647
Perkin Elmer, Inc.                    COM      714046109       1,192      44,300 SH       Defined                     44,300
Plains Exploration & Productio        COM      726505100      19,969     523,851 SH       Defined    1               521,477   2,374
Praxair, Inc.                         COM      74005P104         434       4,000 SH       Defined                              4,000
Precision Castparts Corp.             COM      740189105         659       4,000 SH       Defined                              4,000
Preferred Bank, Los Angeles           COM      740367404         144      19,966 SH       Defined    1                        19,966
Pres.Realty B                         COM      741004204         105      86,200 SH       Defined                     86,200
QLogic Corp.                          COM      747277101       9,886     621,000 SH       Defined    1               441,000 180,000
Rogers Corp.                          COM      775133101      22,424     485,358 SH       Defined    1               405,358  80,000
Ross Stores, Inc.                     COM      778296103      17,640     220,166 SH       Defined                    220,166
Ruby Tuesday, Inc.                    COM      781182100       5,317     493,200 SH       Defined    1               348,400 144,800
Saks, Inc.                            COM      79377w108      10,891     975,050 SH       Defined    1               711,450 263,600
Skyworks Solutions, Inc.              COM      83088M102       1,558      67,800 SH       Defined    1                67,800
Southwestern Energy Company           COM      845467109       9,884     230,500 SH       Defined                    230,500
Stone Energy Corp.                    COM      861642106       7,771     255,706 SH       Defined    1               119,500 136,206
Synopsys, Inc.                        COM      871607107       1,106      43,000 SH       Defined    1                39,000   4,000
TJX Companies                         COM      872540109      16,321     310,700 SH       Defined                    310,700
Teradata Corp.                        COM      88076W103         241       4,000 SH       Defined                              4,000
The Timberland Company                COM      887100105       1,074      25,000 SH       Defined                     25,000
Thermo Fisher Scientific Inc.         COM      883556102       3,696      57,400 SH       Defined                     46,000  11,400
Timberland Bancorp.                   COM      887098101         754     127,600 SH       Defined                    127,600
UTI Worldwide, Inc.                   COM      G87210103      15,065     765,093 SH       Defined    1               765,093
United Rentals, Inc.                  COM      911363109      15,641     615,800 SH       Defined    1               590,800  25,000
Universal Health Services, Inc        COM      913903100      34,299     665,606 SH       Defined    1               637,706  27,900
Vishay Intertechnology, Inc.          COM      928298108         602      40,000 SH       Defined    1                40,000
Volt Information Sciences, Inc        COM      928703107       6,554     668,775 SH       Defined    1               484,775 184,000
Webster Financial Corp.               COM      947890109       3,217     153,052 SH       Defined                    151,952   1,100
Willis Group Holdings plc             COM      013131180      39,453     959,683 SH       Defined    1               809,093 150,590
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